UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number:  811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: MAY 31, 2006                     (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

May 31, 2006

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks - 96.6%
Consumer Discretionary - 9.2%
Abercrombie & Fitch Co.	4,800		$277,680
American Eagle Outfitters, Inc.	10,400		339,560
Boyd Gaming Corp.	13,100	[2]	589,500
Comcast Corp., Class A*	28,900	[2]	928,557
Harman International Industries, Inc.	5,600	[2]	474,488
J.C. Penney Co., Inc.	14,500		881,020
Johnson Controls, Inc.	5,400	[2]	459,918
McDonald’s Corp.	17,200		570,524
Walt Disney Co., The	32,600	[2]	994,300
Total Consumer Discretionary			5,515,547

Consumer Staples - 5.2%
Altria Group, Inc.	17,700		1,280,595
Archer-Daniels-Midland Co.	19,800		823,086
Loews Corp. - Carolina Group	8,000	[2]	371,520
Procter & Gamble Co.	11,900		645,575
Total Consumer Staples			3,120,776

Energy - 13.0%
Chesapeake Energy Corp.	72,100	[2]	2,205,539
ChevronTexaco Corp.	11,800	[2]	705,522
Diamond Offshore Drilling, Inc.	7,800	[2]	668,772
Exxon Mobil Corp.	42,800		2,606,948
Hess Corp.	3,000		450,000
Valero Energy Corp.	18,300		1,122,705
Total Energy			7,759,486

Financials - 30.2%
American International Group, Inc.	11,400	[2]	693,120
AmeriCredit Corp.*	19,900	[2]	577,896
Assurant, Inc.	20,900	[2]	1,021,592
Bank of America Corp.	46,400		2,245,760
Bear, Stearns & Co., Inc.	12,000		1,605,000
Citigroup, Inc.	34,800		1,715,640
Colonial BancGroup, Inc., The	17,600		469,216
E*Trade Group, Inc.*	33,500		813,045
Goldman Sachs Group, Inc.	1,900		286,805
Hartford Financial Services Group, Inc.	7,700		677,138
Host Marriott Corp.	22,600	[2]	453,582
Jones Lang LaSalle, Inc.	10,100	[2]	803,051
JPMorgan Chase & Co.	27,900		1,189,656
Lincoln National Corp.	8,300		466,294
Loews Corp.	22,500		764,550
Merrill Lynch & Co., Inc.	16,900		1,223,729
Morgan Stanley Co.	9,700		578,314
Prudential Financial, Inc.	7,000		533,050
St. Paul Travelers Companies, Inc., The	18,600	[2]	818,772
Zions Bancorporation	13,500		1,093,905
Total Financials			18,030,115

Health Care - 8.2%
AmerisourceBergen Corp.	6,500	[2]	283,335
Biogen Idec, Inc.*	6,700		312,421
CIGNA Corp.	6,400		593,536
Gilead Sciences, Inc.*	5,400		309,582
Medco Health Solutions, Inc.*	7,400		398,860
Merck & Co., Inc.	18,000		599,220
Pfizer, Inc.	74,600		1,765,036

Systematic Value Fund

May 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care (continued)
Quest Diagnostics, Inc.	5,600		$312,144
UnitedHealth Group, Inc.	6,900		303,324
Total Health Care			4,877,458

Industrials - 10.5%
3M Co.	5,400		451,764
CSX Corp.	5,800	[2]	388,136
General Electric Co.	17,900		613,254
Honeywell International, Inc.	10,700		440,626
Terex Corporation*	13,000		1,189,500
Textron, Inc.	6,500		591,045
Trinity Industries, Inc.	10,300		642,102
U.S. Airways Group, Inc. *	10,600	[2]	495,020
United Technologies Corp.	15,100		944,052
Waste Management, Inc.	14,800		541,976
Total Industrials			6,297,475

Information Technology - 5.3%
Advanced Micro Devices, Inc.*	8,500		262,565
Avnet, Inc.*	14,000		309,120
Broadcom Corp., Class A*	11,700		395,577
Freescale Semiconductor, Inc.*	10,400	[2]	320,632
Hewlett-Packard Co.	17,900		579,602
International Business Machines Corp.	5,400		431,460
National Semiconductor Corp.	10,100		259,368
Teradyne, Inc.*	20,100	[2]	312,957
Western Digital Corp.*	15,300	[2]	311,355
Total Information Technology			3,182,636

Materials - 6.4%
Airgas, Inc.	17,100		654,759
Alcoa, Inc.	21,500	[2]	681,980
Carpenter Technology Corp.	6,500	[2]	726,700
E.I. du Pont de Nemours & Co., Inc.	6,900	[2]	293,457
Freeport McMoran Copper & Gold, Inc., Class B	6,400	[2]	358,336
IPSCO, Inc.	4,100		387,778
Phelps Dodge Corp.	5,200		445,588
Temple-Inland, Inc.	6,500	[2]	279,565
Total Materials			3,828,163

Telecommunication Services - 5.2%
AT&T, Inc.	42,600	[2]	1,110,156
Level 3 Communications, Inc.*	42,600	[2]	211,722
NII Holdings, Inc., Class B*	9,500		517,370
Sprint Nextel	14,600	[2]	309,666
Verizon Communications, Inc.	30,400	[2]	948,784
Total Telecommunication Services			3,097,698

Utilities - 3.3%
Exelon Corp.	10,900		617,049
FPL Group, Inc.	14,300	[2]	569,569
PPL Corp.	25,400	[2]	756,158
Total Utilities			1,942,776
Total Common Stocks (cost $56,683,045)			57,652,130
Other Investment Companies - 26.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.04%[3]	14,513,151		14,513,151
JPMorgan Prime Money Market Fund, Institutional Class Shares, 4.84%	1,433,521		1,433,521
Total Other Investment Companies (cost $15,946,672)			15,946,672

Systematic Value Fund

May 31, 2006

Schedule of Portfolio Investments (unaudited)

Security Description	Value
Total Investments - 123.3% (cost $72,629,717)	$73,598,802
Other Assets, less Liabilities - (23.3)%	(13,891,023)
Net Assets - 100.0%	$59,707,779

Note:	Based on the approximate cost of investments of $72,634,335 for Federal income tax purposes at May 31, 2006, the aggregate gross unrealized appreciation and depreciation were $2,420,435 and $1,455,968, respectively, resulting in net unrealized appreciation of investments of $964,467.
*	Non-income-producing securities.
[1]	Yield shown for each investment company represents the May 31, 2006 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of May 31, 2006, amounting to a market value of $14,314,644 or approximately 24.0% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	July 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date:	July 19, 2006

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	July 19, 2006